Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 12, 2022	Dec. 31, 2021
Reorganization, Chapter 11 [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Predecessor	Predecessor	Predecessor
Operating Expenses:
Research and development	$ 399,894	$ 1,055,943
General and administrative	420,174	3,536,136
Total Operating Expenses	820,068	4,592,079
Loss From Operations	(820,068)	(4,592,079)
Other (Income) Expense:
Interest (income) expense		(1,078)
Interest expense
Change in fair value of derivative liabilities				$ (607,001)	$ (228,100)
Gain on forgiveness of PPP Loan
Pre-Tax Net Loss	(820,068)	(4,591,001)
Income tax benefit	745,050	1,047,051
Net Loss	(75,018)	$ (3,543,950)
Deemed dividend to preferred stockholders
Net Loss Attributable to Common Stockholders	$ (75,018)
Net Loss Per Share
- Basic and Diluted	$ (0.01)	$ (0.39)
Weighted Average Number of Common Shares Outstanding
- Basic and Diluted	9,016,139	9,128,488
Predecessor [Member]
Reorganization, Chapter 11 [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]			Predecessor	Predecessor	Predecessor
Operating Expenses:
Research and development			$ 1,066,962	$ 5,407,859	$ 2,124,277
General and administrative			2,301,369	7,605,205	5,580,099
Total Operating Expenses			3,368,331	13,013,064	7,704,376
Loss From Operations			(3,368,331)	(13,013,064)	(7,704,376)
Other (Income) Expense:
Interest (income) expense			168,064
Interest expense				427,542	821,366
Change in fair value of derivative liabilities			212,100	607,001	(228,100)
Gain on forgiveness of PPP Loan					(213,481)
Pre-Tax Net Loss			(3,748,495)	(14,047,607)	(8,084,161)
Income tax benefit
Net Loss			$ (3,748,495)	(14,047,607)	(8,084,161)
Deemed dividend to preferred stockholders				(10,015,837)
Net Loss Attributable to Common Stockholders				$ (24,063,444)	$ (8,084,161)
Net Loss Per Share
- Basic and Diluted			$ (0.16)	$ (0.99)	$ (0.33)
Weighted Average Number of Common Shares Outstanding
- Basic and Diluted			24,167,257	24,194,270	24,167,257